UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-7091
Dreyfus Florida Municipal Money Market Fund

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166

Registrant's telephone number, including area code: (212) 922-6000
Date of fiscal year end:	6/30
Date of reporting period:	9/30/04

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Florida Municipal Money Market Fund
Statement of Investments
September 30, 2004 (Unaudited)

	Principal

Tax Exempt Investments--106.9%	Amount ($)		Value ($)
	---------------------		---------------------------

Alachua County, Industrial Revenue, VRDN
(North Central Florida YMCA) 1.56%
(LOC; South Trust Bank)	1,745,000	a	1,745,000
Bay County, Hospital Systems Revenue, Refunding
(Bay Medical Center Project) 8%, 10/1/2004	100,000	b	102,000
City of Boca Raton, Water and Sewer Revenue:
Refunding 2.50%, 10/1/2004	375,000		375,000
Refunding and Improvement 3.70%, 10/1/2004	100,000		100,000
Boca Raton Community Redevelopment Agency
Tax Increment Revenue, Refunding
(Mizner Park Project) 4%, 3/1/2005 (Insured; FSA)	160,000		161,840
Brevard County School Board, RAN 2%, 4/29/2005	4,090,000		4,108,825
Broward County:
IDR, VRDN:
(GB Instruments Inc. Project)
1.84% (LOC; Bank of America)	2,240,000	a	2,240,000
(Rex Three Inc. Project)
1.81% (LOC; Wachovia Bank)	2,400,000	a	2,400,000
Broward County Housing Finance Authority, VRDN:
MFHR:
(Cypress Grove Apartments Project)
1.78% (Liquidity Facility; Sun America Inc.)	15,000,000	a	15,000,000
(Golf View Gardens Apartments Project)
1.80% (LOC; Regions Bank)	8,850,000	a	8,850,000
Refunding (Island Club Apartments)
1.80% (Liquidity Facility; FHLMC)	3,835,000	a	3,835,000
SFMR, Merlots Program
1.79% (Insured: FNMA and GNMA and
Liquidity Facility; Wachovia Bank)	40,000	a	40,000
Broward County School District, GO Notes, Refunding:
2.75%, 2/15/2005	750,000		754,062
5%, 2/15/2005	1,000,000		1,014,328
Canaveral Port Authority, Revenue, Refunding
3%, 6/1/2005 (Insured; FGIC)	100,000		100,790
City of Cape Coral:
GO Notes, CP 1.40%, 1/13/2005 (LOC; Bank of America)	3,500,000		3,500,000
Water and Sewer Revenue, Refunding
4.50%, 10/1/2004 (Insured; FSA)	100,000		100,000
Cape Coral Health Facilities Authority, Health Care Facilities
Revenue, Refunding (Gulf Care Inc. Project) 5.40%, 10/1/2004
(Insured; Radian Bank)	160,000		160,000
Capital Projects Finance Authority
LR (AAAE Airports Project)
4.25%, 6/1/2005 (Insured; MBIA)	2,275,000		2,317,608
Charlotte County, Utility Revenue, Refunding
5%, 10/1/2004 (Insured; FGIC)	100,000		100,000
Clay County, Utilities Systems Revenue, Refunding
2%, 11/1/2004 (Insured; FSA)	200,000		200,126
Collier County, Capital Improvement Revenue
2.50%, 10/1/2004 (Insured; FGIC)	225,000		225,000
Collier County Industrial Development Authority, IDR
VRDN (March Project) 1.86% (LOC; Wachovia Bank)	2,900,000	a	2,900,000
Collier County School Board, COP, LR, Refunding
Master Lease Program 3.50%, 2/15/2005 (Insured; FSA)	350,000		352,382
Dade County, Water and Sewer Systems Revenue

4.70%, 10/1/2004 (Insured; FGIC)	200,000		200,000
Dade County Industrial Development Authority, PCR
Refunding, VRDN (Florida Power and Light Co. Project) 1.80%	400,000	a	400,000
Dade County Solid Waste Systems, Special Obligation Revenue
Refunding 5.25%, 10/1/2004 (Insured; AMBAC)	100,000		100,000
County of Escambia, Capital Improvement Revenue
2.75%, 10/1/2004 (Insured; MBIA)	200,000		200,000
Escambia County Housing Finance Authority, SFMR, VRDN
Merlots Program 1.79% (Insured: FNMA and GNMA
and Liquidity Facility; Wachovia Bank)	3,130,000	a	3,130,000
Florida Development Finance Corporation, IDR, VRDN:
(Air Technology)
1.86% (LOC; Wachovia Bank)	2,000,000	a	2,000,000
(Byrd Technologies Inc.)
1.86% (LOC; Wachovia Bank)	1,450,000	a	1,450,000
(Downey Glass Industries)
1.86% (LOC; Wachovia Bank)	895,000	a	895,000
(DSLA Realty LC Project)
1.72% (LOC; SunTrust Bank)	1,460,000	a	1,460,000
(Energy Planning Associates)
1.86% (LOC; Wachovia Bank)	1,435,000	a	1,435,000
(Florida Steel Project)
1.86% (LOC; Wachovia Bank)	1,035,000	a	1,035,000
(Inco Chemical Supply Co.)
1.86% (LOC; Wachovia Bank)	1,940,000	a	1,940,000
(Increte LLC Project)
1.86% (LOC; Wachovia Bank)	2,055,000	a	2,055,000
(Kelray Real Estate Project)
1.86% (LOC; Wachovia Bank)	930,000	a	930,000
(Retro Elevator Corp. Project)
1.86% (LOC; Wachovia Bank)	895,000	a	895,000
(Sun and Skin Care Resource Project)
1.86% (LOC; Wachovia Bank)	805,000	a	805,000
(Trese Inc. Project)
1.86% (LOC; Wachovia Bank)	1,260,000	a	1,260,000
(University of Southern Florida Foundation)
1.86% (LOC; SunTrust Bank)	1,080,000	a	1,080,000

Florida Education System, Housing Revenue
(Florida State University Facility)
2%, 5/1/2005 (Insured; FGIC)	200,000		200,955
Florida Housing Finance Agency
Housing Revenue, VRDN (Caribbean Key)
1.74% (Insured; FNMA and Liquidity Facility; FNMA)	10,200,000	a	10,200,000
Florida Housing Finance Corporation, MFHR, VRDN:
(Bridgewater Club)
1.72% (LOC; SunTrust Bank)	3,000,000	a	3,000,000
(Falls of Venice Project)
1.76% (LOC; FNMA)	8,505,000	a	8,505,000
(Stuart Pointe Apartments)
1.72% (LOC; SunTrust Bank)	4,000,000	a	4,000,000
Florida Rural Utility Financing Commission, Revenue:
(Marianna Project) 2%, 5/1/2005	6,130,000		6,158,284
(Public Projects Construction)
2.50%, 7/1/2005	2,295,000		2,305,998
Florida State Board of Education Capital Outlay, GO Notes:
5%, 1/1/2005	1,000,000		1,009,770
5.40%, 1/1/2005	835,000	b	852,339
5.50%, 1/1/2005	650,000		657,151
5.90%, 1/1/2005	150,000	b	153,291
6%, 1/1/2005	100,000		101,203
5%, 6/1/2005	100,000		102,231
5.30%, 6/1/2005	600,000	b	620,499
5.625%, 6/1/2005	150,000	b	155,343
Refunding 5%, 6/1/2005	400,000		408,786
Refunding 6%, 6/1/2005	250,000		257,216
FSU Financial Assistance Inc., Educational and Athletic
Facilities Improvement Revenue, Refunding
2%, 10/1/2004 (Insured; AMBAC)	1,560,000		1,560,000
City of Gainesville, Utilities System Revenue 4%, 10/1/2004	1,200,000		1,200,000
Hillsborough County, Community Investment Tax Revenue:
4%, 11/1/2004 (Insured; AMBAC)	1,875,000		1,879,212
4%, 5/1/2005 (Insured; AMBAC)	1,875,000		1,901,483
Hillsborough County Aviation Authority, Revenue
VRDN, Merlots Program 1.79%
(Insured; MBIA and Liquidity Facility; Wachovia Bank)	1,995,000	a	1,995,000
Hillsborough County Industrial Development Authority, VRDN:
IDR, Refunding (Leslie Controls Inc.)
1.79% (LOC; SunTrust Bank)	3,400,000	a	3,400,000
Recreational Revenue (Tampa Metropolitan Area
YMCA Project) 1.75% (LOC; Bank of America)	800,000	a	800,000
Hillsborough County School Board, Sales Tax Revenue
2.25%, 10/1/2004 (Insured; AMBAC)	115,000		115,000
Indian River County School District, GO Notes, Refunding
4%, 4/1/2005 (Insured; FSA)	2,185,000		2,214,095
JEA:
St. John's River Power Park Systems Revenue
Refunding 4%, 10/1/2004	1,735,000		1,735,000
Water and Sewer Systems Revenue 4%, 10/1/2004	1,045,000		1,045,000

City of Jacksonville:
Health Care Facilities Revenue, CP (Mayo Foundation)
1.30%, 10/7/2004	3,000,000		3,000,000
1.40%, 10/7/2004	5,000,000		5,000,000
1.47%, 11/17/2004	5,000,000		5,000,000
VRDN:
Educational Facilities Revenue
(Edward Waters College Project) 1.74%
(LOC; Wachovia Bank)	4,400,000	a	4,400,000
IDR (University of Florida Health Science Center)
1.73% (Liquidity Facility; Bank of America)	1,600,000	a	1,600,000
Jacksonville Beach, Utilities Revenue, Refunding
2%, 10/1/2004 (Insured; AMBAC)	200,000		200,000
Jacksonville Economic Development Commission:
Health Care Facilities Revenue:
1.23%, 12/1/2004 (LOC: Fortis Bank and
JP Morgan Chase Bank)	6,900,000		6,900,000
(Shands Jacksonville Medical Center) 2%, 2/1/2005
(Insured; AMBAC)	1,980,000		1,985,592
IDR, VRDN (Load King Manufacturing Co. Inc. Project)
1.87% (LOC; Southtrust Bank)	2,980,000	a	2,980,000
Jacksonville Electric Authority, Electric Revenue:
CP:
1.20%, 11/5/2004 (Liquidity Facility; JPMorgan
Chase Bank)	800,000		800,000
1.20%, 11/22/2004 (Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	5,000,000		5,000,000
Refunding (St. John's River) 6%, 10/1/2004	200,000		200,000
Kissimmee Utility Authority, Electric Revenue, CP
1.40%, 12/9/2004 (Liquidity Facility; JPMorgan
Chase Bank)	10,000,000		10,000,000
Lake County Industrial Development Authority
Industrial Revenue, VRDN
(U.S. Nutraceuticals LLC Project)
1.90% (LOC; Huntington NB)	1,550,000	a	1,550,000
City of Lakeland, Electric and Water Revenue
Refunding 6.55%, 10/1/2004 (Insured; FSA)	500,000		500,000
Lee County, Airport Revenue, VRDN
1.78% (Insured; FSA and Liquidity Facility; Merrill Lynch)	1,310,000	a	1,310,000
Lee County Housing Finance Authority, VRDN:
MFHR (Heron Pond Apartments)
1.80% (LOC; Regions Bank)	6,500,000	a	6,500,000
SFMR, Merlots Program
1.79% (Insured: FNMA and GNMA and
Liquidity Facility; Wachovia Bank)	4,750,000	a	4,750,000

Lee County Industrial Development Authority:
Health Care Facilities Revenue, VRDN
(Cypress Cove Health Park)
1.70% (LOC; Keybank)	1,200,000	a	1,200,000
Utilities Revenue:
(Bonita Springs Utilities Project)
4.75%, 11/1/2004 (Insured; FSA)	185,000		185,545
VRDN (North Fort Myers Utility Project)
1.77% (LOC; Sun Trust Bank)	1,000,000	a	1,000,000
Marion County Industrial Development Authority
IDR, VRDN (Universal Forest Products)
1.86% (LOC; Wachovia Bank)	2,500,000	a	2,500,000
Martin County, Improvement Revenue
(800 MHZ Radio Systems)
2.75%, 10/1/2004 (Insured; AMBAC)	1,000,000		1,000,000
County of Miami-Dade:
Aviation Revenue, Refunding (Miami International Airport):
2%, 10/1/2004 (Insured; FGIC)	1,935,000		1,935,000
2%, 10/1/2004 (Insured; MBIA)	100,000		100,000
Special Obligation Revenue, Capital Asset Acquisition
5%, 4/1/2005 (Insured; AMBAC)	2,940,000		2,995,914
Miami-Dade County Industrial Development Authority, VRDN:
IDR:
(EEG Properties Inc. Project) 1.86% (LOC; Wachovia Bank)	1,005,000	a	1,005,000
(Fine Art Lamps Project) 1.77% (LOC; SunTrust Bank)	4,050,000	a	4,050,000
(Futurama Project) 1.71% (LOC; SouthTrust Bank)	1,240,000	a	1,240,000
Industrial Revenue:
(Altira Inc. Project) 1.82% (LOC; SunTrust Bank)	2,850,000	a	2,850,000
(Professional Modification Services Inc.)
1.76% (LOC; HSBC Bank USA)	14,200,000	a	14,200,000
Private School Revenue
(Gulliver Schools Project)
1.75% (LOC; Bank of America)	1,150,000	a	1,150,000
Miami-Dade County Housing Finance Authority, MFHR
VRDN 1.83% (Liquidity Facility; Merrill Lynch
and LOC; Merrill Lynch)	8,260,000	a	8,260,000
Miami-Dade County School District:
GO Notes 5.55%, 6/1/2005 (Insured; MBIA)	1,610,000		1,653,143
TAN 2.75%, 6/28/2005	4,500,000		4,537,704
City of Miami Springs, GO Notes
4.55%, 2/1/2005 (Insured; MBIA)	100,000		101,115
City of Naples, HR, Refunding
(Naples Community Hospital Inc. Project)
4.90%, 10/1/2004 (Insured; MBIA)	200,000		200,000
North Miami, Educational Facilities Revenue
VRDN (Miami Country Day School Project)
1.75% (LOC; Bank of America)	350,000	a	350,000
City of Orange, Utilities System Revenue, Refunding
4.60%, 10/1/2004 (Insured; FGIC)	100,000		100,000
Orange County:
Health Care Facilities Revenue, CP
Refunding, Pooled Hospital Program
1.65%, 1/20/2005 (LOC; Sun Trust Bank)	3,000,000		3,000,000
Water Utilities System Revenue
Refunding 4.10%, 10/1/2004	290,000		290,000

Orange County Housing Finance Authority
MFHR, VRDN (Windsor Pines Partners)
1.57% (LOC; Bank of America)	5,470,000	a	5,470,000
Orange County School Board, COP, LR
5%, 8/1/2005 (Insured; MBIA)	100,000		102,617
City of Orlando, Community Redevelopment Agency
Tax Increment Revenue, Refunding
2%, 10/1/2004 (Insured; AMBAC)	1,435,000		1,435,000
Orlando Utilities Commission, Water and Electric Revenue
Refunding:
4%, 10/1/2004	500,000		500,000
5.70%, 10/1/2004	825,000		825,000
Palm Beach County:
Airport Revenue:
Refunding 5%, 10/1/2004 (Insured; MBIA)	3,910,000		3,910,000
VRDN:
(Jet Aviation Project)
1.80% (LOC; Credit Suisse Group)	3,400,000	a	3,400,000
(Galaxy Aviation Project)
1.77% (LOC; SunTrust Bank)	2,000,000	a	2,000,000
GO Notes 7%, 12/1/2004	100,000		100,943
IDR, VRDN:
(Palm Beach Bedding Co. Project)
1.76% (LOC; Wachovia Bank)	3,495,000	a	3,495,000
Refunding (Eastern Metal Supply)
1.81% (LOC; Wachovia Bank)	3,110,000	a	3,110,000
Water and Sewer Revenue, Refunding
5%, 4/1/2005	110,000		111,962
Palm Beach County Educational Facilities Authority
College and University Revenue, VRDN
(Atlantic College) 1.75% (LOC; Bank of America)	11,800,000	a	11,800,000
Palm Beach County Housing Finance Authority, MFHR, VRDN
(Azalea Place Apartments Project)
1.58% (LOC; SunTrust Bank)	2,470,000	a	2,470,000
Palm Beach County Solid Waste Authority, RRR
Refunding 4.875%, 10/1/2004 (Insured; AMBAC)	475,000		475,000
County of Pinellas, Capital Improvement Revenue
3%, 1/1/2005 (Insured; AMBAC)	100,000		100,468
Pinellas County Housing Finance Authority, VRDN:
MFHR (Alta Largo Apartments Project)
1.77% (LOC; Amsouth Bank)	7,000,000	a	7,000,000
SFMR 1.79% (GIC; RaboBank and Liquidity Facility;
Merrill Lynch Capital Services)	6,245,000	a	6,245,000

Pinellas County Industrial Development Authority, IDR, VRDN:
(Sure-Feed Engineering Project)
1.80% (LOC; Bank of America)	465,000	a	465,000
(Ven Tel Plastics Project)
1.81% (LOC; Wachovia Bank)	4,270,000	a	4,270,000
City of Pinellas Park, Public Improvement Revenue, Refunding
2%, 10/1/2004 (Insured; AMBAC)	460,000		460,000
Polk County School Board, COP, LR
Master Lease Program 3%, 1/1/2005 (Insured; FSA)	200,000		200,650
Port St. Lucie Community Redevelopment Agency
Revenue (Redevelopment Trust Fund)
2%, 1/1/2005 (Insured; MBIA)	180,000		180,362
Putnam County Development Authority, PCR, VRDN
(National Rural Utilities-Seminole Electric):
1.85%, Series H-1	400,000	a	400,000
1.85%, Series H-2	530,000	a	530,000
Riviera Beach, Sales Tax Revenue, Refunding
3%, 10/1/2004 (Insured; MBIA)	170,000		170,000
City of Sanford, Utilities System Revenue, Refunding
2%, 10/1/2004 (Insured; AMBAC)	380,000		380,000
County of Santa Rosa, Water and Sewer Revenue
Refunding (Holley Water) 1.90%, 5/1/2005
(Insured; MBIA)	155,000		155,221
County of Sarasota:
Second Guaranteed Entitlement Revenue
Refunding 3.70%, 10/1/2004 (Insured; FGIC)	100,000		100,000
Utility Systems Revenue 4.875%, 10/1/2004
(Insured; FGIC)	100,000		100,000
South Broward Hospital District, Health Care Facilities Revenue
VRDN, Putters Program 1.73% (Insured; MBIA
and Liquidity Facility; JP Morgan Chase Bank)	6,000,000	a	6,000,000
Southeast Volusia Hospital District, Health Care Facilities
Revenue, VRDN (Bert Fish Medical Center)
1.80% (LOC; SouthTrust Bank)	4,800,000	a	4,800,000
St. John's County Housing Finance Authority, MFHR, VRDN
(Ponce Harbor Apartment)
1.77% (LOC; SouthTrust Bank)	6,000,000	a	6,000,000
St. Lucie County:
VRDN:
Health Care Facilities Revenue
(Sage Living Center Project) 1.74% (LOC; Regions Bank)	6,000,000	a	6,000,000
IDR (A-1 Roof Trusses Co. Project)
1.76% (LOC; SouthTrust Bank)	1,285,000	a	1,285,000
City of St. Petersburg, Excise Tax Revenue, Refunding
4.40%, 10/1/2004 (Insured; FGIC)	4,840,000		4,840,000
St. Petersburg Health Facilities Authority, Health Care Facilities
Revenue:
(All Children's Hospital) 3%, 11/15/2004
(Insured; AMBAC)	280,000		280,597
VRDN (American Lung Association) 1.79%
(LOC; Wachovia Bank)	600,000	a	600,000
Sumter County Industrial Development Authority, VRDN:
IDR (Robbins Manufacturing Co. Project)
1.81% (LOC; Wachovia Bank)	465,000	a	465,000
Revenue (Villages Tri-County Medical Center)
1.79% (LOC; SunTrust Bank)	4,101,000	a	4,101,000
Sunshine State Governmental Financing Commission
Revenue 2%, 10/1/2004	295,000		295,000
City of Tallahassee, Energy Systems Revenue:
4%, 10/1/2004 (Insured; FSA)	200,000		200,000
Refunding 4%, 10/1/2004 (Insured; AMBAC)	140,000		140,000

City of Tampa:
		Health Care Facilities Revenue
		(Catholic Health East Project)
		5.25%, 11/15/2004 (Insured; MBIA)	1,200,000	1,205,403
		Tax Allocation Revenue
		(H. Lee Moffitt Cancer Center)
		4.75%, 3/1/2005 (Insured; AMBAC)	100,000	101,360
City of Venice, Health Care Facilities Revenue
		(Venice Hospital Inc. Project) 6%, 12/1/2004	100,000	b 102,770

Total Investments (cost $ 340,442,183)			106.9%	340,442,183

Liabilities, Less Cash and Receivables			(6.9%)	(22,021,388)

Net Assets			100.0%	318,420,795

Summary of Abbreviations

AMBAC		American Municipal Bond Assurance Corporation	IDR	Industrial Development Revenue
COP		Certificate of Participation	LOC	Letter of Credit
CP		Commercial Paper	LR	Lease Revenue
FGIC		Financial Guaranty Insurance Company	MBIA	Municipal Bond Investors Assurance
FHLMC		Federal Home Loan Mortgage Corporation		Insurance Corporation
FNMA		Federal National Mortgage Association	MFHR	Multi-Family Housing Revenue
FSA		Financial Security Assurance	PCR	Pollution Control Revenue
GNMA		Government National Mortgage Association	RAN	Revenue Anticipation Notes
GIC		Guaranteed Investment Contract	RRR	Resources Recovery Revenue
GO		General Obligation	SFMR	Single Family Mortgage Revenue
HR		Hospital Revenue	TAN	Tax Anticipation Notes
			VRDN	Variable Rate Demand Notes

Summary of Combined Ratings

Fitch	or	Moody's	or	Standard & Poor's	Value %
------------		-----------------------		----- ---	-----------------
F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	70.2
AAA, AA, A c		Aaa, Aa, A c		AAA, AA, A b	16.1
Not Rated d		Not Rated d		Not Rated c	13.7

					100.0

a Securities payable on demand. Variable interest rate-subject to periodic change.
b Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
d Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Florida Municipal Money Market Fund

By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 17, 2004

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	November 17, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)